Finacial Liabilities at Fair Market Value	6 Months Ended
Jun. 30, 2025
Finacial Liabilities at Fair Market Value [Abstract]
FINACIAL LIABILITIES AT FAIR MARKET VALUE

NOTE 4 – FINACIAL LIABILITIES AT FAIR MARKET VALUE:

	June 30, 2025	December 31, 2024

Financial liability (1)	69	69
Non-tradable warrants (2)	817	1,506
Total	886	1,575
1.	Financial liability

The Company agreed to pay a commission of 4% on proceeds to Dawson James Securities, the exclusive placement agent, received from exercises of 2024 Private Warrants which created a financial liability on the total potential amount, which is $69 as of December 31, 2024.

The financial liability fair value as of December 31, 2024 and as of June 30, 2025 is $69.

2.	Private Warrants

On December 26, 2023, the Company entered into a registered direct offering (the “December Purchase Agreement”), pursuant to which it issued unregistered warrants (the “2023 Private Warrants”) to purchase up to an aggregate of 3,031,250 Ordinary Shares at an exercise of $1.28 per share. The 2023 Private Warrants were exercisable immediately upon issuance and will expire three and a half years following their issuance. The 2023 Private Warrants included a cashless exercise mechanism, according to the terms specified in the agreement. The 2023 Private Warrants may create an obligation to transfer cash to the investors at fundamental transactions according to fair value of the Black-Scholes model that includes various inputs. Therefore, the Company accounted for the 2023 Private Warrants as financial liability instruments that are measured at fair value and recognized financial expenses or income through profit and loss.

The fair value of the 2023 Private Warrants as of December 31, 2024 and June 30, 2025 was $1,506 and $817 respectively.

The key inputs that were used in the 2023 Private Warrants fair value were:

	As of June 30, 2025	As of December 31, 2024
Stock price	0.85	1.02
Exercise price	1.28	1.28
Risk-free interest rate	3.72%	4%
Expected volatility	76.83%	88.61%
Expected dividend yield	0%	0%
Expected term of warrants	2 years	2.5 years